Ordinary shares (Details) - USD ($) $ in Millions			1 Months Ended
	Jun. 29, 2022	May 10, 2019	May 31, 2023	Jul. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	May 31, 2020	May 31, 2019	Dec. 31, 2023	Dec. 31, 2022
RSUs and share options
Ordinary shares
Ordinary shares reserved for issuance									71,791,880	90,955,190
Class A ordinary shares | Huang River Investment Limited
Ordinary shares
Shares Issued			3,761,270	2,164,236	1,914,998		2,938,584	8,127,302
Class A ordinary shares | Huang River Investment Limited | Transaction with Tencent
Ordinary shares
Business combination, consideration transferred	$ 220	$ 250
Class A ordinary shares | HKSE
Ordinary shares
Shares Issued						152,912,100